Global Atlantic Balanced Managed Risk Portfolio
Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Exchange Traded Funds - 92.1%
Debt Funds - 46.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	37,441	$1,805,779
iShares 10-20 Year Treasury Bond ETF	18,454	2,010,563
iShares 1-3 Year Treasury Bond ETF	48,866	3,968,408
iShares 1-5 Year Investment Grade Corporate Bond ETF	45,372	2,235,932
iShares 20+ Year Treasury Bond ETF	10,698	1,096,010
iShares 3-7 Year Treasury Bond ETF	30,625	3,499,825
iShares 5-10 Year Investment Grade Corporate Bond ETF	50,978	2,461,218
iShares 7-10 Year Treasury Bond ETF	7,349	705,431
iShares Convertible Bond ETF	12,747	878,268
iShares Core Total USD Bond Market ETF	266,251	11,848,170
iShares Core U.S. Aggregate Bond ETF	68,474	6,596,785
iShares Fallen Angels USD Bond ETF	48,680	1,163,452
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,244	844,598
iShares TIPS Bond ETF	33,496	3,513,730
Total Debt Funds		42,628,169
Equity Funds - 45.5%
iShares Core High Dividend ETF	14,543	1,327,631
iShares Core MSCI EAFE ETF	84,690	4,460,622
iShares Core S&P 500 ETF	56,761	20,357,333
iShares Core S&P Mid-Cap ETF	15,463	3,390,417
iShares Core S&P Small-Cap ETF	24,756	2,158,476
iShares ESG Aware MSCI USA ETF	76,462	6,071,847
iShares MSCI EAFE Growth ETF	16,274	1,180,841
iShares MSCI EAFE Value ETF	34,398	1,325,355
iShares MSCI Emerging Markets Min Vol Factor ETF	7,511	380,658
iShares MSCI USA Min Vol Factor ETF	9,626	636,279
iShares U.S. Energy ETF	9,084	357,092
Total Equity Funds		41,646,551
Total Exchange Traded Funds
(Cost - $85,379,183)		84,274,720
Short-Term Investments - 5.9%
Money Market Funds - 5.9%
Dreyfus Government Cash Management, 2.75%(a)	4,552,035	4,552,035
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a)	885,825	885,825
Total Short-Term Investments (Cost - $5,437,860)		5,437,860
Total Investments - 98.0%
(Cost - $90,817,043)		$89,712,580
Other Assets Less Liabilities - Net 2.0%		1,845,588
Total Net Assets - 100.0%		$91,558,168

Global Atlantic Balanced Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	27	12/16/2022	$2,254,230	$184,295
MSCI EAFE Future	Goldman Sachs & Co.	59	12/16/2022	4,898,770	407,650
MSCI Emerging Market Index Future	Goldman Sachs & Co.	9	12/16/2022	392,175	33,680
S&P 500 E-Mini Future	Goldman Sachs & Co.	105	12/16/2022	18,907,875	1,730,183
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	15	12/16/2022	3,312,300	286,810

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$2,642,618